Earnings per share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator
Net loss attributable to equity holders of the Company	SFr (70,447)	SFr (50,916)	SFr (54,233)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic attributable to equity holders	100,751,705	99,691,971	84,694,616
Weighted-average number of shares outstanding used to compute EPS diluted attributable to equity holders	100,751,705	99,691,971	84,694,616
Basic loss per share for the period attributable to equity holders	SFr (0.7)	SFr (0.51)	SFr (0.64)
Diluted loss per share for the period attributable to equity holders	SFr (0.7)	SFr (0.51)	SFr (0.64)